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Parnassus Fund
Parnassus Mid Cap Growth Fund (The Parnassus Mid Cap Growth Fund was formerly known as the Parnassus Fund.)
Investment Objective
The Parnassus Mid Cap Growth Fund has the overall investment objective of capital appreciation.
Fees and Expenses
This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Parnassus Mid Cap Growth Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and example below.
Annual Fund Operating Expenses (%) (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - Parnassus Fund	Investor Shares	Institutional Shares
Management Fees	0.62%	0.62%
Distribution (12b-1) Fees	none	none
Other Expenses	0.22%	0.06%
Service Fees	0.13%	none
All remaining other expenses	0.09%	0.06%
Total Annual Fund Operating Expenses	0.84%	0.68%

For additional information about the Parnassus Mid Cap Growth Fund’s expenses, please see “Financial Highlights” in the prospectus.
Example
This example is intended to help you compare the cost of investing in the Parnassus Mid Cap Growth Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, under these assumptions, your costs would be:
Expense Example - Parnassus Fund - USD ($)	1 Year	3 Years	5 Years	10 Years
Investor Shares	86	268	466	1,037
Institutional Shares	69	218	379	847

Portfolio Turnover
The Parnassus Mid Cap Growth Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 43.6% of the average value of its portfolio.
Principal Investment Strategies
The Parnassus Mid Cap Growth Fund normally invests at least 80% of its net assets (plus borrowings for investment purposes) in mid-sized growth companies. The Fund considers a mid-sized company to be one that has a market capitalization between that of the smallest and largest constituents of the Russell Midcap® Growth Index (which was between $1 billion and $33.7 billion as of May 31, 2019) measured at the time of purchase. The Fund will not automatically sell or cease to purchase stock of a company it already owns just because the company’s market capitalization grows or falls outside the ranges of the Russell Midcap® Growth Index, which are subject to change. The Fund may normally invest up to 20% of its net assets in smaller- and larger-capitalization companies. A growth company is a company that the Adviser believes has a superior and pragmatic growth strategy and the potential for above-average revenue and earnings growth. The Fund invests mainly in domestic stocks of companies that are financially sound and have good prospects for the future, and to a lesser extent may also invest in foreign securities of similar companies. The Fund may purchase foreign securities directly on foreign markets. The Fund is fossil-fuel free, as it does not invest in companies that derive significant revenues from the extraction, exploration, production or refining of fossil fuels; the Fund may invest in companies that use fossil fuel-based energy to power their operations or for other purposes. To determine a company’s prospects, the Adviser reviews the company’s income statement, cash flow statement and balance sheet, and analyzes the company’s sustainable strategic advantage and management team. The Adviser also takes environmental, social and governance (“ESG”) factors into account in making investment decisions. The Fund will sell a security if the Adviser believes a company’s fundamentals will deteriorate, if it believes a company’s stock has little potential for appreciation or if the company no longer meets the Adviser’s ESG criteria.
Principal Risks
All investments involve risk, and investing in the Parnassus Mid Cap Growth Fund is no exception. You could lose money investing in the Fund. The likelihood of loss may be greater if you invest for a shorter period of time. The Fund is intended for investors who can accept that there will be fluctuations in value. Investments in the Fund are not deposits, endorsements or guarantees of any bank and are not insured by the Federal Deposit Insurance Corporation or any other government agency. The Fund’s principal risks include the following:
  Stock Market Risk. The Fund invests in common stocks, whose prices fluctuate in response to the fortunes of individual companies and in response to general market and economic conditions both in the U.S. and abroad. In the past decade financial markets throughout the world have experienced increased volatility, decreased liquidity and heightened uncertainty. Risks associated with epidemic and pandemic diseases (such as COVID-19), including, without limitation, travel restrictions, closed international borders, quarantines, disruptions to supply chains and lower consumer demand; a rise in protectionist trade policies; slowing global economic growth; risks associated with the United Kingdom’s departure from the European Union; and the risk of trade disputes and the possibility of changes to some international trade agreements could affect the economies of many nations, including the United States, in ways that cannot be foreseen at the present time, and may adversely impact the markets in which the Fund invests. The Fund’s holdings can vary significantly from broad stock market indices.
  Growth Investing Risk. The Adviser may be wrong in its assessment of a company’s potential for growth and the growth stocks the Fund holds may not grow as the Adviser anticipates. Finally, there are periods when investing in growth stocks falls out of favor with investors and these stocks may underperform.
  Small- and Mid-Capitalization Company Risk. The Fund invests primarily in mid-capitalization companies, and may also invest in small-capitalization companies, both of which can be particularly sensitive to changing economic conditions since they do not have the financial resources or the well-established businesses of large-capitalization companies. Relative to the stocks of large-capitalization companies, the stocks of small- and mid-capitalization companies are often thinly traded, and purchases and sales may result in higher transaction costs. Also, small-capitalization companies tend to perform poorly during times of economic stress.
  Management Risk. The Adviser may be wrong in its assessment of a company’s value and/or the stocks the Fund holds may not reach what the Adviser believes are their full values. From time to time, “value” investing falls out of favor with investors, and during those periods the Fund’s relative performance may suffer.
  Foreign Securities Risk. The Fund may invest up to 20% of its assets in foreign securities. Foreign markets can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market or economic developments and can perform differently from the U.S. market. Policy and legislative changes in foreign countries and other events affecting global markets, such as COVID-19 and the United Kingdom’s exit from the European Union (or Brexit), may contribute to decreased liquidity and increased volatility in the financial markets. Further, foreign companies may be subject to significantly higher levels of taxation than U.S. companies, including potentially confiscatory levels of taxation, thereby reducing the earnings potential of such foreign companies. Substantial withholding taxes may also apply to distributions from foreign companies.

Performance Information
The bar chart and table that follow contain information that allows you to evaluate the Parnassus Mid Cap Growth Fund’s performance using several measures, such as yearly changes in performance, best and worst quarterly returns, and average annual total returns before and after taxes compared to a broad measure of market performance. The bar chart shows the performance of the Fund’s Investor Shares, and the performance of the Fund’s Institutional Shares will differ from those shown to the extent that the classes of shares do not have the same expenses or inception date. How the Fund performed in the past (before and after taxes) is not necessarily an indication of how it will perform in the future. Updated performance information is available on the Fund’s website, www.parnassus.com, or by calling toll-free at (800) 999-3505.
During the ten-year period shown in the bar chart, the highest return for a quarter was 17.5% (quarter ended March 31, 2012), and the lowest return for a quarter was a loss of 19.4% (quarter ended September 30, 2011).
Effective May 1, 2020, the Fund changed its principal investment strategies. Thus, performance information for the period prior to May 1, 2020 does not reflect the current principal investment strategies. Prior to the change, the Fund’s index was the S&P 500®. In connection with the change in principal investment strategies, the Adviser believes the Russell Midcap® Growth Index is a more appropriate index against which to compare the Fund’s performance than the Fund’s former index, the S&P 500®. Information for both the S&P 500® and the Russell Midcap® Growth Index is provided below.

Following is a table comparing the performance of the Parnassus Mid Cap Growth Fund’s two share classes with that of the Russell Midcap® Growth Index and S&P 500® (see “Index Descriptions” in the prospectus) and the Lipper Multi-Cap Core Funds Average. Figures are average annual returns for the one-, five- and ten-year periods ended December 31, 2019. The table is intended to demonstrate the risk of investing in the Parnassus Mid Cap Growth Fund by showing how the Fund’s average annual total returns, before and after taxes, compare with a broad measure of market performance, the Russell Midcap® Growth Index and S&P 500®, and a group of similar mutual funds, the Lipper Multi-Cap Core Funds Average, and also how the Fund’s performance varies from year to year.
Annual Total Returns (%)

Average Annual Total Returns (%) (all periods ended December 31, 2019)
Average Annual Total Returns - Parnassus Fund	One Year	Five Years	Ten Years
Investor Shares	29.82%	9.12%	12.78%
Investor Shares | Return after Taxes on Distributions	28.54%	7.04%	10.72%
Investor Shares | Return after Taxes on Distributions and Sale of Fund Shares	18.54%	6.72%	10.12%
Institutional Shares	29.98%	9.27%	12.85%
Russell Midcap® Growth Index (reflects no deduction for fees, expenses or taxes)	35.47%	11.60%	14.24%
S&P 500® Index (reflects no deduction for fees, expenses or taxes)	31.49%	11.70%	13.56%
Lipper Multi-Cap Core Funds Average	28.32%	8.91%	11.38%

The after-tax returns are calculated using the historical highest individual stated federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s individual tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. Return After Taxes on Distributions and Sale of Fund Shares may be higher than other returns for the same period due to a tax benefit of realizing a capital loss upon the sale of Fund shares. After-tax returns are shown for Investor Shares only. After-tax returns for Institutional Shares will vary.

Parnassus Mid Cap Growth Fund—Institutional Shares were incepted on April 30, 2015. Performance shown prior to the inception of the Institutional Shares reflects the performance of the Parnassus Mid Cap Growth Fund—Investor Shares and includes expenses that are not applicable to and are higher than those of the Institutional Shares.